CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
(Increase) decrease in minimum pension liability, deferred tax benefit (expense)	$ (3,001)	$ 38	$ 3,336